N-6	Jul. 13, 2023 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Pruco Life Variable Universal Account
Entity Central Index Key	0000851693
Entity Investment Company Type	N-6
Document Period End Date	Jul. 13, 2023
Amendment Flag	false
Optional Benefit Expense, Footnotes [Text Block]

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
BenefitAccess Rider(1)(2) (Minimum and maximum cost of insurance charge per $1,000 of the Net Amount At Risk.) 2% Monthly Benefit Percentage: 4% Monthly Benefit Percentage:	Monthly	From $0.0021 to $14.74 From $0.037 to $22.11	From $0.0021 to $14.74 From $0.0037 to $22.11
Initial charge for a representative Contract Owner.(4) 2% Monthly Benefit Percentage: 4% Monthly Benefit Percentage:		$0.0114 $0.017	$0.0114 $0.017
(1)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, and Contract duration.
(2)The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.
(4)Representative insured is female, age 47, preferred best underwriting class, no ratings or extras, with a $250,000 Basic Insurance Amount.

BenefitAccess Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	BenefitAccess Rider(1)(2) (Minimum and maximum cost of insurance charge per $1,000 of the Net Amount At Risk.)2% Monthly Benefit Percentage: 4% Monthly Benefit Percentage:
BenefitAccess Rider, 2% Monthly Benefit Percentage, Minimum cost of insurance charge per $1000 for Net Amount at Risk [Member] | Effective for Contracts applied for on or after August 21, 2023 [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.0021
Optional Benefit Expense, Current [Dollars]	0.0021
BenefitAccess Rider, 2% Monthly Benefit Percentage, Maximum cost of insurance charge per $1000 for Net Amount at Risk [Member] | Effective for Contracts applied for on or after August 21, 2023 [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	14.74
Optional Benefit Expense, Current [Dollars]	14.74
BenefitAccess Rider, 4% Monthly Benefit Percentage, Minimum cost of insurance charge per $1000 for Net Amount at Risk [Member] | Effective for Contracts applied for on or after August 21, 2023 [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	0.037
Optional Benefit Expense, Current [Dollars]	0.0037
BenefitAccess Rider, 4% Monthly Benefit Percentage, Maximum cost of insurance charge per $1000 for Net Amount at Risk [Member] | Effective for Contracts applied for on or after August 21, 2023 [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	22.11
Optional Benefit Expense, Current [Dollars]	$ 22.11
BenefitAccess Rider, Initial charge for a representative Contract Owner [Member]
Prospectus:
Optional Benefit Charge, Representative [Text Block]	Initial charge for a representative Contract Owner.(4)2% Monthly Benefit Percentage: 4% Monthly Benefit Percentage:
BenefitAccess Rider, 2% Monthly Benefit Percentage, Initial charge for a representative Contract Owner [Member] | Effective for Contracts applied for on or after August 21, 2023 [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.0114
Optional Benefit Expense, Current [Dollars]	0.0114
BenefitAccess Rider, 4% Monthly Benefit Percentage, Initial charge for a representative Contract Owner [Member] | Effective for Contracts applied for on or after August 21, 2023 [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	0.017
Optional Benefit Expense, Current [Dollars]	$ 0.017